Equipment, Net	12 Months Ended
Dec. 31, 2025
Equipment, Net [Abstract]
EQUIPMENT, NET

7. EQUIPMENT, NET

Equipment consisted of the following:

	As of December 31,
	2025	2024
Electronic equipment	$82,092	$78,660
Motor vehicles	1,959,909	393,195
	2,042,001	471,855
Less: accumulated depreciation	(354,900)	(285,762)
Less: impairment loss	(47,830)	(47,830)
Equipment, net	$1,639,271	$138,263

For the years ended December 31, 2025, 2024 and 2023, the Group recorded depreciation expenses of $97,773, $42,410 and $4,149 as general and administrative expenses, respectively.